17. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2015
FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES
Year Ending December 31,	Future Minimum Payments
2015 (six months)	$187
2016	588
2017	160
2018	19
2019	—
Total	$954

Kai Yuan Center
FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES
Year Ending December 31,	Future Minimum Rentals
2015 (six months)	$5,599
2016	8,514
2017	3,588
2018	205
Total	$17,906